Employee Benefit Plan Employee Benefit Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Annual contributions by employer	$ 937	$ 865	$ 785
Up to 3% of Employee Salary [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution	100.00%
Contribution per employee	3.00%
From 3% to 5% of Employee Salary [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution	50.00%
Minimum [Member] | From 3% to 5% of Employee Salary [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution per employee	3.00%
Maximum [Member] | From 3% to 5% of Employee Salary [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contribution per employee	5.00%